Financial Risk Management - Schedule of Information About Gearing Ratio (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Gearing Ratio [abstract]
Total financial liabilities and bonds	S/ 1,723,108	S/ 2,139,714
Less: Cash and cash equivalent	(948,978)	(801,140)	S/ (626,180)
Net debt	774,130	1,338,574
Total equity	1,876,085	2,489,931	S/ 2,589,078	S/ 2,489,737
Total capital	S/ 2,650,215	S/ 3,828,505
Gearing ratio	0.29%	0.35%